LOW-DURATION BOND
GuideStone Funds Low-Duration Bond Fund
Investment Objective
The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses LOW-DURATION BOND		Institutional Class	Investor Class
Management fee		0.34%	0.34%
Other expenses		0.09%	0.33%
Total annual operating expenses		0.43%	0.67%
Fee waiver & expense reimbursement	[1]	(0.06%)	(0.09%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.37%	0.58%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.36% for the Institutional Class and 0.57% for the Investor Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2015. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example LOW-DURATION BOND (USD $)	Institutional Class	Investor Class
1 Year	38	59
3 Years	132	205
5 Years	235	364
10 Years	536	826

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund invests primarily in:
  Obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  The Fund may enter into repurchase agreements relating to the above instruments.
  The average quality rating for the Fund’s portfolio will be greater than or equal to the “Aa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “Ba” or higher by Moody’s or the equivalent by S&P or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Ba” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The average dollar-weighted duration of the Fund normally varies between one and three years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates.
  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
  The Fund may invest to a lesser extent in preferred stock.
  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return years ended 12/31

Best Quarter: 4.57% 6/2009	Worst Quarter: (2.20)% 9/2008

Average Annual Total Returns as of 12/31/13
Average Annual Total Returns LOW-DURATION BOND		One Year	Five Years	Ten Years	Since Inception	Inception Date
Investor Class		(0.20%)	4.26%	3.08%	3.31%	Aug. 27, 2001
Investor Class after taxes on distributions	[1]	(0.66%)	3.52%	2.09%	2.19%	Aug. 27, 2001
Investor Class after taxes on distributions and sale of Fund shares	[1][2]	(0.11%)	3.04%	2.02%	2.15%	Aug. 27, 2001
Institutional Class		0.02%	4.47%	3.26%	3.45%	Aug. 27, 2001
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.36%	1.09%	2.57%	2.91%	Aug. 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.